Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 207,177	$ 205,142	$ 203,324
Accounts receivable, net	7,045	15,881
Other receivables	50,985	55,345
Due from related parties	1,641	2,625
Inventory	8,795	11,210
Settlement processing assets	429,923	439,269
Other current assets	10,639	20,941
Total current assets	716,205	750,413
Equipment and improvements, net	100,357	96,587
Goodwill	316,205	311,678
Intangible assets, net	310,265	313,483
Investment in unconsolidated investees	1,712	1,379
Due from related parties		109
Deferred tax asset	43,429	9,057
Other assets	24,507	25,592
Total assets	1,512,680	1,508,298
Current liabilities:
Current portion of long-term debt	45,056	103,571
Accounts payable	42,088	61,149
Accrued expenses	109,674	94,235
Settlement processing obligations	466,777	484,518
Due to related parties	5,398	7,847
Total current liabilities	668,993	751,320
Long-term debt, net of current portion	667,671	760,946
Due to related parties	560	675
Deferred tax liability	11,687	11,011
Tax receivable agreement obligations	2,205
ISO reserves	2,602	2,611
Total liabilities	1,353,718	1,526,563
Commitments and contingencies
Redeemable non-controlling interests	838,789	148,266	100,530
Shareholders'/members' equity (deficit):
Additional paid-in capital	412,845
Retained earnings	(55,076)
Accumulated deficit		(237,330)
Accumulated other comprehensive loss	(1,631)	(67,679)
Total shareholders'/members' equity (deficit)	356,146	(169,843)
Nonredeemable non-controlling interests	(1,035,973)	3,312
Total deficit	(679,827)	(166,531)
Total liabilities and deficit	1,512,680	1,508,298
Class A Common Stock
Shareholders'/members' equity (deficit):
Common stock	2
Class B Common Stock
Shareholders'/members' equity (deficit):
Common stock	4
Class D Common Stock
Shareholders'/members' equity (deficit):
Common stock	$ 2
Class A Units
Shareholders'/members' equity (deficit):
Capital units		54,453
Class C Units
Shareholders'/members' equity (deficit):
Capital units		9,463
Class E Units
Shareholders'/members' equity (deficit):
Capital units		71,250
Predecessor
Current assets:
Cash and cash equivalents		205,142	203,324
Accounts receivable, net		15,881	5,148
Other receivables		55,345	57,438
Due from related parties		2,625	4,588
Inventory		11,210	7,713
Settlement processing assets		439,269	301,630
Other current assets		20,941	11,449
Total current assets		750,413	591,290
Restricted cash			125,000
Equipment and improvements, net		96,587	72,584
Goodwill		311,678	184,484
Intangible assets, net		313,483	231,284
Investment in unconsolidated investees		1,379	4,106
Due from related parties		109	2,544
Deferred tax asset		9,057	19,666
Other assets		25,592	28,284
Total assets		1,508,298	1,259,242
Current liabilities:
Current portion of long-term debt		103,571	73,461
Accounts payable		61,149	54,368
Accrued expenses		94,235	75,199
Settlement processing obligations		484,518	393,568
Due to related parties		7,847	11,133
Total current liabilities		751,320	607,729
Long-term debt, net of current portion		760,946	735,102
Due to related parties		675	1,225
Deferred tax liability		11,011	9,987
ISO reserves		2,611	2,432
Total liabilities		1,526,563	1,356,475
Commitments and contingencies
Redeemable non-controlling interests		148,266	100,530
Shareholders'/members' equity (deficit):
Capital units		(166,531)	(197,763)
Accumulated deficit		(237,330)	(124,028)
Accumulated other comprehensive loss		(67,679)	(127,464)
Total shareholders'/members' equity (deficit)		(169,843)	(187,576)
Nonredeemable non-controlling interests		3,312	(10,187)
Total deficit		(166,531)	(197,763)
Total liabilities and deficit		1,508,298	1,259,242
Predecessor | Class A Units
Shareholders'/members' equity (deficit):
Capital units		54,453	54,453
Predecessor | Class C Units
Shareholders'/members' equity (deficit):
Capital units		9,463	$ 9,463
Predecessor | Class E Units
Shareholders'/members' equity (deficit):
Capital units		71,250
Scenario, Previously Reported
Current assets:
Cash		100
Total assets		100
Shareholders'/members' equity (deficit):
Common stock		1
Additional paid-in capital		99
Total shareholders'/members' equity (deficit)		100
Total liabilities and deficit		$ 100